Annual Total Returns - FidelityContrafund-RetailPRO - FidelityContrafund-RetailPRO - Fidelity Contrafund - Fidelity Contrafund	Mar. 01, 2023
Bar Chart Table:
Annual Return 2013	34.15%
Annual Return 2014	9.56%
Annual Return 2015	6.46%
Annual Return 2016	3.36%
Annual Return 2017	32.21%
Annual Return 2018	(2.13%)
Annual Return 2019	29.98%
Annual Return 2020	32.58%
Annual Return 2021	24.36%
Annual Return 2022	(28.26%)